SELECTED STATEMENT OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Additional Financial Information Disclosure [Text Block]
NOTE 10 -	SELECTED STATEMENT OF OPERATIONS DATA

a.	Revenues:

1)
The Company's revenues derive from sale of software products in one operating segment. The Company has two product lines: (i) product line “A” - billing and customer care solutions for service providers; and (ii) product line “B” - call accounting and call management solutions for enterprises. Revenues from Sentori and Omni product lines are included in product line “A”.

Following are data regarding revenues classified by product lines:

	Years ended December 31,
	2013	2012	2011
	U.S. dollars in thousands

Product line “A”	$14,210	$15,707	$14,804
Product line “B”	4,270	4,502	4,109
	$18,480	$20,209	$18,913

2)	Following are data regarding geographical revenues classified by geographical location of the customers:
	Years ended December 31,
	2013	2012	2011
	U.S. dollars in thousands

United States	$11,809	$10,882	$9,405
United Kingdom	1,221	668	403
Italy	9	434	1,542
Rest of Europe	2,528	4,143	4,740
Israel	1,768	3,045	1,551
Other	1,145	1,037	1,272
	$18,480	$20,209	$18,913

Property and equipment - by geographical location:

	December 31
	2013	2012
	U.S. dollars in
	thousands

Israel	$250	$292
Romania	395	381
United Kingdom	-	2
United States	5	6
	$650	$681

b.	Research and development expenses:
	Years ended December 31,
	2013	2012	2011
	U.S. dollars in thousands

Payroll and related expenses	$3,972	$3,574	$3,780
Rent and related expenses	378	286	300
Depreciation and amortization	133	163	169
Subcontracting	188	224	114
Other	359	396	310
	$5,030	$4,643	$4,673

c.	Selling and marketing expenses:
	Years ended December 31,
	2013	2012	2011
	U.S. dollars in thousands

Payroll and related expenses	$1,459	$1,180	$1,644
Depreciation and amortization	8	12	17
Travel and conventions	108	155	145
Other	119	177	189
	$1,694	$1,524	$1,995

d.	General and administrative expenses:
	Years ended December 31,
	2013	2012	2011
	U.S. dollars in thousands

Payroll and related expenses	$1,105	$980	$1,013
Depreciation and amortization	21	24	57
Insurances	60	67	85
Office expenses	102	117	123
Professional services	302	368	337
Allowance for doubtful accounts and bad debts	-	33	(5)
Other	136	229	224
	$1,726	$1,818	$1,834

e.	Financial income - net:
	Years ended December 31,
	2013	2012	2011
	U.S. dollars in thousands
Income:
Interest on bank deposits and short-term investments	$97	$260	$157
Non-dollar currency gains - net	17	23	-
Income from Marketable securities	33	-	-
Interest on available for sale securities	35	47	154
	182	330	311
Expenses:
Non-dollar currency losses - net	-	-	(58)
Bank commissions and charges	(19)	(8)	(21)
Realized loss on sale of available for sale securities	-	(24)	(61)
	(19)	(32)	(140)

	$163	$298	$171

f.	Earnings per ordinary share (“EPS”):

Following are data relating to the weighted average number of shares for the purpose of computing EPS:

	Years ended December 31,
	2013	2012	2011
	U.S. dollars in thousands

Weighted average number of shares issued and outstanding - used in computation of basic EPS	18,869	18,767	18,679
Add - incremental shares from assumed exercise of options	21	79	124

Weighted average number of shares used in computation of diluted EPS	18,890	18,846	18,803

In the years ended December 31, 2013, 2012 and 2011, options that their effect was anti-dilutive, were not taken into account in computing the diluted earnings per share.

The number of options that could potentially dilute EPS in the future and were not included in the computing of diluted EPS is 400,000 options for 2013, 425,200 options for 2012 and 266,200 options for 2011.